CONTINGENT RISKS AND COMMITMENTS (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Contingent Credits - Indirect Loans [Abstract]
Indirect loans	S/ 21,267,157	S/ 22,139,321
Responsibilities under credit line agreements	80,250,985	85,269,774
Total	101,518,142	107,409,095
Guarantees and standby letters
Contingent Credits - Indirect Loans [Abstract]
Indirect loans	18,815,322	19,557,938
Import and export letters of credit
Contingent Credits - Indirect Loans [Abstract]
Indirect loans	S/ 2,451,835	S/ 2,581,383